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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, DC 20549

                                  FORM N-Q
          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05127

                          Advance Capital I, Inc.
---------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

One Towne Square, Suite 444             Southfield, Michigan 48076
---------------------------------------------------------------------------
(Address of principal executive offices)          (Zip code)

                           Robert J. Cappelli
                       One Towne Square, Suite 444
                        Southfield, Michigan 48076
---------------------------------------------------------------------------
                 (Name and address of agent for service)

Registrant's telephone number, including area code: (248) 350-8543 Date of fiscal year end: 12/31

Date of reporting period: September 30, 2004

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5
( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,
DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.



Item 1. Schedule of Investments.


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ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------



Common Stock                         Shares     Value          Common Stock                        Shares     Value
--------------------------------     ---------  ------------  --------------------------------     ---------  ------------
ADVERTISING - 1.8%                                            BIOTECHNOLOGY - 3.9% (Continued)
 Harte-Hanks, Inc.                      18,950  $    473,940   Human Genome Sciences, Inc.*           28,800  $    314,208
 Getty Images, Inc.*                    11,700       647,010   Integra LifeSciences Hldgs.*           13,000       417,430
 Lamar Advertising Co.*                 10,200       424,422   Invitrogen Corp.*                       9,600       527,904
 Omnicom Group                           5,200       379,912   Martek Biosciences Corp.*               3,500       170,240
 WPP Group Plc - ADR                    19,485       908,196   Medimmune, Inc.*                       15,000       355,500
                                                               Millennium Pharmaceuticals*            14,800       202,316
AEROSPACE/DEFENSE - 0.6%                                       Millipore Corp.*                        7,800       373,230
 Empresa Brasileira - ADR                8,500       224,400   Nektar Therapeutics*                   12,200       176,656
 Rockwell Collins, Inc.                 17,400       646,236   Protein Design Labs, Inc.*             11,400       223,212
                                                               Qiagen NV - ADR*                       17,000       194,650
AGRICULTURE - 0.2%                                             Vertex Pharmaceuticals, Inc.*          28,270       296,835
 Delta & Pine Land Co.                  11,300       302,275
                                                              BUILDING MATERIALS - 0.2%
AIRLINES - 0.4%                                                Trex Co., Inc.*                         7,500       332,100
 Skywest, Inc.                          13,000       195,650
 Southwest Airlines Co.                 34,000       463,080  CHEMICALS - 1.5%
                                                               Ecolab, Inc.                           19,000       597,360
APPAREL - 0.3%                                                 Engelhard Corp.                         9,000       255,150
 Coach, Inc.*                            9,800       415,716   Praxair, Inc.                          10,000       427,400
                                                               Sigma-Aldrich Corp.                     6,500       377,000
BANKS - 3.6%                                                   Symyx Technologies*                    11,000       259,050
 Boston Private Fin. Holdings           15,500       386,880   Valspar Corp.                           8,400       392,112
 City National Corp.                     4,500       292,275
 East-West Bancorp, Inc.                 9,000       302,310  COMMERCIAL SERVICES - 6.8%
 First Horizon National Corp.            5,000       216,800   Apollo Group, Inc.*                    18,029     1,322,788
 Investors Fin. Services Corp.          13,500       609,255   Aramark Corp.                          14,500       350,030
 Mellon Financial Corp.                 34,500       955,305   Career Education Corp.*                10,800       307,044
 Northern Trust Corp.                   33,200     1,354,560   ChoicePoint, Inc.*                     18,400       784,760
 North Fork Bancorporation Inc.          8,500       377,825   Corporate Executive Board Co.          11,000       673,640
 Silicon Valley Bancshares*              8,300       308,511   DeVry, Inc.*                           13,700       283,727
 Synovus Financial Corp.                16,500       431,475   Education Management Corp.*            22,700       604,728
 UCBH Holdings, Inc.                     9,500       371,165   Equifax, Inc.                          17,700       466,572
                                                               H & R Block, Inc.                       7,200       355,824
BEVERAGES - 0.3%                                               Hewitt Associates, Inc.*                9,300       246,078
 Cott Corp. - ADR*                      15,500       447,020   Iron Mountain, Inc.*                   27,000       913,950
                                                               ITT Educational Services, Inc*         14,000       504,700
BIOTECHNOLOGY - 3.9%                                           Manpower, Inc.                         16,000       711,840
 Biogen Idec, Inc.*                      7,400       452,658   Moody's Corp.                          18,000     1,318,500
 Celgene Corp.*                         11,200       652,176   MoneyGram International, Inc.          17,000       290,360
 Charles River Laboratories*             6,400       293,120   Paychex, Inc.                          15,187       457,888
 Chiron Corp.*                           8,600       380,120   Robert Half Int'l., Inc.               25,500       657,135
 deCODE genetics, Inc.*                 29,500       222,135   Universal Technical Institute*          6,500       196,170
 Diversa Corp.*                         35,000       292,250   Watson Wyatt & Co. Holdings            10,000       263,000
 Genzyme Corp.*                          8,500       462,485







ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------



Common Stock                         Shares     Value          Common Stock                        Shares     Value
---------------------------------    ---------  ------------  --------------------------------     ---------  ------------
COMPUTERS - 5.1%                                              ELECTRONICS - 1.9%
 Affiliated Computer Services*          12,000  $    668,040   Applera Corp. - Applied Biosys         19,000  $    358,530
 Cadence Design Systems, Inc.*          27,000       352,080   Cymer, Inc.*                            6,500       186,290
 Cognizant Tech. Solutions*             30,556       932,264   Flir Systems, Inc.*                     7,100       415,350
 Diebold, Inc.                           5,500       256,850   Gentex Corp.                            5,000       175,650
 DST Systems, Inc.*                     13,200       587,004   Jabil Circuit, Inc.*                   19,000       437,000
 Factset Research Systems, Inc.         13,000       626,600   Mettler Toledo Int'l., Inc.*            6,500       306,930
 Jack Henry & Associates, Inc.          20,000       375,400   Symbol Technologies, Inc.              33,664       425,513
 Kronos, Inc.*                           6,500       287,885   Waters Corp.*                          16,000       705,600
 Lexmark International, Inc.*           18,100     1,520,581
 Mercury Computer Systems Inc.*         10,000       268,020  ENTERTAINMENT - 1.0%
 National Instruments Corp.              8,350       252,755   Alliance Gaming Corp.*                 12,000       180,720
 Network Appliance, Inc.*               19,000       437,950   International Game Technology          26,000       934,700
 Research In Motion Ltd. - ADR*          9,100       694,694   Shuffle Master, Inc.*                  11,000       412,060
 SunGard Data Systems, Inc.*            16,000       380,320
 Synopsys, Inc.*                        18,600       293,136  ENVIRONMENTAL CONTROL - 0.1%
                                                               Stericycle, Inc.*                       5,000       229,500
COSMETICS/PERSONAL CARE - 0.3%
 Estee Lauder Cos., Inc./The            10,000       418,000  FOOD - 0.9%
                                                               Hershey Foods Corp.                    11,000       513,810
DISTRIBUTION/WHOLESALE - 0.5%                                  McCormick & Co., Inc.                   7,500       257,550
 CDW Corp.                              14,600       847,238   Tootsie Roll Industries, Inc.           7,529       219,997
                                                               WM Wrigley Jr. Co.                      6,800       430,508
DIVERSIFIED FINANCIAL SERVICES - 4.0%
 AG Edwards, Inc.                        6,500       225,030  HEALTHCARE-PRODUCTS - 5.7%
 Ameritrade Holding Corp.*              48,800       586,088   Arthrocare Corp.*                      11,500       336,835
 Amvescap Plc - ADR                     21,250       233,113   Bausch & Lomb, Inc.                     4,200       279,090
 Charles Schwab Corp./The               69,500       638,705   Beckman Coulter, Inc.                   7,500       420,900
 Eaton Vance Corp.                      24,400       985,516   Becton Dickinson & Co.                  6,500       336,050
 Federated Investors, Inc.              16,500       469,260   Biomet, Inc.                           18,275       856,732
 Franklin Resources, Inc.               24,700     1,377,272   Cooper Cos, Inc.                        6,000       411,300
 Janus Capital Group, Inc.              22,500       306,225   CR Bard, Inc.                          12,700       719,201
 LaBranche & Co., Inc.*                 18,000       152,100   Dentsply International, Inc.           11,500       597,310
 Legg Mason, Inc.                        9,000       479,430   Edwards Lifesciences Corp.*             8,000       268,000
 Raymond James Financial, Inc.          10,987       265,006   Gen-Probe, Inc.*                        6,000       239,220
 Waddell & Reed Financial, Inc.         21,250       467,500   Henry Schein, Inc.*                     8,000       498,480
                                                               Kyphon, Inc.*                          12,000       297,360
ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%                       Patterson Cos, Inc.*                    6,200       474,672
 Littelfuse, Inc.*                       8,100       279,693   Resmed, Inc.*                           6,000       285,660
 Molex, Inc.                            15,276       402,064   Respironics, Inc.*                      5,200       277,888
                                                               Smith & Nephew PLC - ADR                5,000       231,750
                                                               St. Jude Medical, Inc.*                 5,500       413,985
                                                               Sybron Dental Specialties Inc*          9,000       267,210
                                                               Techne Corp.*                          14,700       561,246







ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------



Common Stock                         Shares     Value          Common Stock                        Shares     Value
-----------------------------------  ---------  ------------  -------------------------------      ---------  ------------
HEALTHCARE-PRODUCTS - 5.7% (Continued)                        INTERNET - 2.6%
 Varian Medical Systems, Inc.*          16,200  $    560,034   Check Point Software - ADR*            12,200  $    207,034
 Wright Medical Group, Inc.*             8,000       200,960   F5 Networks, Inc.*                      8,500       258,910
 Zimmer Holdings, Inc.*                  5,200       411,008   Internet Security Systems*             20,000       340,000
                                                               Matrixone, Inc.*                       34,000       172,040
HEALTHCARE-SERVICES - 4.4%                                     McAfee, Inc.*                          22,300       448,230
 Anthem, Inc.*                           9,950       868,138   Monster Worldwide, Inc.*               21,500       529,760
 Coventry Health Care, Inc.*            18,750     1,000,688   Sina Corp. - ADR*                      19,500       497,055
 DaVita, Inc.*                          18,500       576,275   Symantec Corp.*                        11,800       647,584
 Health Management Assoc., Inc.         24,500       500,535   VeriSign, Inc.*                        32,000       636,160
 Laboratory Corp. of America*           18,100       791,332   Websense, Inc.*                         8,500       354,195
 Lincare Holdings, Inc.*                17,700       525,867
 Manor Care, Inc.                        7,000       209,720  LEISURE TIME - 1.3%
 Quest Diagnostics                       7,161       631,743   Brunswick Corp.                         6,500       297,440
 Renal Care Group, Inc.*                13,500       435,105   Harley-Davidson, Inc.                   5,300       315,032
 WellChoice, Inc.*                      21,400       798,862   Multimedia Games, Inc.*                10,900       168,950
 WellPoint Health Networks*              5,000       525,450   Polaris Industries, Inc.                5,000       279,100
                                                               Royal Caribbean Cruises - ADR           9,200       401,120
HOMEBUILDERS - 1.9%                                            Sabre Holdings Corp.                   16,000       392,480
 Centex Corp.                           10,000       504,600   WMS Industries, Inc.*                   7,300       187,537
 KB Home                                 2,500       211,225
 Lennar Corp.                           15,300       728,280  LODGING - 2.2%
 Pulte Homes, Inc.                       5,000       306,850   Hilton Hotels Corp.                    16,000       301,440
 Thor Industries, Inc.                   9,500       251,465   Marriott International, Inc.           22,900     1,189,884
 Toll Brothers, Inc.*                   10,000       463,300   Station Casinos, Inc.                  27,000     1,324,080
 Winnebago Industries                   12,600       436,464   Wynn Resorts Ltd.*                     12,200       630,618

HOUSEHOLD PRODUCTS/WARES - 0.7%                               MACHINERY-DIVERSIFIED - 0.5%
 Avery Dennison Corp.                    7,800       513,084   IDEX Corp.                             14,250       483,930
 Clorox Co.                              5,000       266,500   Zebra Technologies Corp.*               4,500       274,545
 Jarden Corp.*                           7,000       255,430
                                                              MEDIA - 4.8%
INSURANCE - 3.1%                                               Citadel Broadcasting Corp.*            11,000       141,020
 AMBAC Financial Group, Inc.             5,450       435,728   Cox Radio, Inc.*                       36,000       537,120
 Arch Capital Group Ltd.*                6,600       257,004   Cumulus Media, Inc.*                   13,598       195,675
 Arthur J Gallagher & Co.                8,500       281,605   Dow Jones & Co., Inc.                   8,000       324,880
 Brown & Brown, Inc.                    12,500       571,250   Entercom Communications Corp.*         11,900       388,654
 Markel Corp.*                           1,500       462,600   McGraw-Hill Cos., Inc./The              5,000       398,450
 MBIA, Inc.                              6,500       378,365   Meredith Corp.                         15,500       796,390
 MGIC Investment Corp.                   6,500       432,575   New York Times Co.                     14,500       566,950
 Radian Group, Inc.                      6,500       300,495   Radio One, Inc. - Class A*             14,225       203,275
 RenaissanceRe Hldgs. Ltd.- ADR          6,500       335,270   Radio One, Inc. - Class D*             16,000       227,680
 Triad Guaranty, Inc.*                   5,100       282,948   Regent Communications, Inc.*           47,500       266,950
 Willis Group Holdings Ltd.             30,500     1,140,700   Salem Communications Corp.*            16,700       422,844
                                                               E.W. Scripps Co.                       13,000       621,140







ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------



Common Stock                         Shares     Value          Common Stock                        Shares     Value
---------------------------------    ---------  ------------  ---------------------------------    ---------  ------------
MEDIA - 4.8% (Continued)                                      PHARMACEUTICALS - 4.3% (Continued)
 Spanish Broadcasting System*           49,000  $    482,160   Express Scripts, Inc.*                 12,400  $    810,216
 Univision Communications, Inc*         32,700     1,033,647   Gilead Sciences, Inc.*                 14,800       553,224
 Washington Post                           700       644,000   IVAX Corp.*                            21,000       402,150
 Westwood One, Inc.*                    13,500       266,895   Medco Health Solutions, Inc.*          27,000       834,300
                                                               Medicines Co.*                          9,500       229,330
METAL FABRICATING - 0.2%                                       Medicis Pharmaceutical                  6,000       234,240
 Kaydon Corp.                            9,500       273,315   Neurocrine Biosciences, Inc.*           4,700       221,652
                                                               Omnicare, Inc.                         12,000       340,320
MISCELLANEOUS MANUFACTURING - 1.5%                             Onyx Pharmaceuticals, Inc.*             7,600       326,876
 Cuno, Inc.*                             6,400       369,600   Sepracor, Inc.*                         6,500       317,070
 Danaher Corp.                           6,200       317,936
 Dover Corp.                             6,000       233,220  REAL ESTATE - 0.2%
 ITT Industries, Inc.                    6,500       519,935   Jones Lang LaSalle, Inc.*              11,100       366,411
 Pall Corp.                             15,000       367,200
 Roper Industries, Inc.                  8,600       494,156  RETAIL - 6.8%
                                                               99 Cents Only Stores*                  14,500       206,335
OFFICE FURNISHINGS - 0.2%                                      Autozone, Inc.*                         5,000       386,250
 HNI Corp.                               9,500       376,010   Bed Bath & Beyond, Inc.*               14,200       526,962
                                                               Big Lots, Inc.*                        12,000       146,760
OIL & GAS - 1.8%                                               Cheesecake Factory/The*                 5,800       251,720
 Apache Corp.                           10,000       501,100   CVS Corp.                               7,600       320,188
 Devon Energy Corp.                      9,500       674,595   Dollar General Corp.                   45,926       925,409
 Diamond Offshore Drilling              15,500       511,345   Dollar Tree Stores, Inc.*              20,750       559,213
 Murphy Oil Corp.                        5,900       511,943   Family Dollar Stores, Inc.             28,400       769,640
 XTO Energy, Inc.                       16,375       531,860   Fred's, Inc.                           11,000       197,560
                                                               Men's Wearhouse, Inc.*                 14,225       413,236
OIL & GAS SERVICES - 2.9%                                      O'Reilly Automotive, Inc.*              6,500       248,885
 Baker Hughes, Inc.                     25,800     1,127,976   Outback Steakhouse, Inc.                4,000       166,120
 BJ Services Co.*                       21,700     1,137,297   Petsmart, Inc.                         21,000       596,190
 Cooper Cameron Corp.*                  10,400       570,336   Ross Stores, Inc.                      34,000       796,960
 Smith International, Inc.*             19,300     1,172,089   Ruby Tuesday, Inc.                      8,700       242,469
 Weatherford Int'l. Ltd. - ADR*          9,535       486,476   Staples, Inc.                          20,800       620,256
                                                               Starbucks Corp.*                       11,600       527,336
PACKAGING & CONTAINERS - 0.3%                                  Tiffany & Co.                          19,700       605,578
 Sealed Air Corp.*                       9,000       417,150   TJX Cos., Inc.                         56,500     1,245,260
                                                               Williams-Sonoma, Inc.*                 21,200       796,060
PHARMACEUTICALS - 4.3%
 Abgenix, Inc.*                         17,900       176,494  SEMICONDUCTORS - 8.4%
 Allergan, Inc.                          8,000       580,400   Agere Systems, Inc.*                  125,000       127,500
 Amylin Pharmaceuticals, Inc.*           8,000       164,160   Altera Corp.*                          66,900     1,309,233
 Atherogenics, Inc.*                    10,000       329,500   AMIS Holdings, Inc.*                   24,200       327,184
 Caremark Rx, Inc.*                     26,000       833,820   Analog Devices, Inc.                   24,700       957,866
 Cephalon, Inc.*                         7,100       340,090   ASML Holding NV - ADR*                 14,000       180,180
                                                               Broadcom Corp.*                        36,200       987,898






ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------------


                                                               Common Stock and                    Shares/
Common Stock                         Shares     Value          Repurchase Agreement                Principal  Value
---------------------------------    ---------  -----------   -------------------------------      ---------  ------------
SEMICONDUCTORS - 8.4% (Continued)                             TELECOMMUNICATIONS - 3.0%
 Emulex Corp.*                          14,500  $    167,040   American Tower Corp.*                  21,000  $    322,350
 Integrated Circuit Systems*             9,000       193,500   Corning, Inc.*                         80,100       887,508
 Intersil Corp.                         23,200       369,576   Crown Castle International*            29,500       438,960
 Kla-Tencor Corp.*                      13,600       564,128   JDS Uniphase Corp.*                   214,420       722,595
 Lam Research Corp.*                    16,000       350,080   Juniper Networks, Inc.*                43,000     1,014,800
 Linear Technology Corp.                35,500     1,286,520   Nextel Partners, Inc.*                 20,600       341,548
 Marvell Technology Grp. - ADR*         20,000       522,600   Plantronics, Inc.                       6,500       281,060
 Maxim Integrated Products              19,500       824,655   Rogers Wireless, Inc. - ADR*           11,200       351,792
 Microchip Technology, Inc.             43,557     1,169,070   Western Wireless Corp.*                10,900       280,239
 Microsemi Corp.*                       23,000       324,300
 National Semiconductor Corp.*          36,000       557,640  TEXTILES - 0.6%
 Novellus Systems, Inc.*                22,000       586,080   Cintas Corp.                           21,000       882,840
 QLogic Corp.*                          15,000       445,650
 Power Integrations, Inc.*               9,000       183,870  TOYS/GAMES/HOBBIES - 0.3%
 Semtech Corp.*                         15,000       287,550   Mattel, Inc.                           27,625       500,841
 Silicon Laboratories, Inc.*             4,000       132,360
 Xilinx, Inc.                           46,400     1,252,800  TRANSPORTATION - 1.9%
                                                               CH Robinson Worldwide, Inc.            17,500       811,825
SOFTWARE - 6.5%                                                Expeditors Int'l. Washington           18,300       946,110
 Adobe Systems, Inc.                    32,500     1,607,775   Landstar System, Inc.*                 12,000       704,160
 BMC Software, Inc.*                    29,100       460,071   UTI Worldwide, Inc.                     8,000       470,480
 Certegy, Inc.                          13,800       513,498
 Citrix Systems, Inc.*                  25,000       438,000  TOTAL COMMON STOCK - 99.9%
 Cognos, Inc. - ADR*                    14,000       497,280   (Cost $124,859,060)                             155,709,946
 Dun & Bradstreet Corp.*                 8,500       498,950                                                   -----------
 Electronic Arts, Inc.*                 12,000       551,880  REPURCHASE AGREEMENT - 0.2%
 Fair Isaac Corp.                       12,150       354,780   Fifth Third Bank, 1.70%, 10/1/04,
 Filenet Corp.*                          7,500       130,950   dated 9/30/04, with maturity value of
 Fiserv, Inc.*                          29,000     1,010,940   $243,736 (Collateralized by $243,724
 Global Payments, Inc.                   5,500       294,525   Fannie Mae obligation, 4.50%,
 IMS Health, Inc.                       28,588       683,825   7/1/18, market value $248,599)     $  243,724       243,724
 Intuit, Inc.*                          21,600       980,640                                                   -----------
 Mercury Interactive Corp.*             14,200       495,296  TOTAL INVESTMENTS IN SECURITIES - 100.1%
 Red Hat, Inc.*                         57,700       705,671   (Cost $125,102,785)                             155,953,670
 SEI Investments Co.                    11,700       394,056
 Siebel Systems, Inc.*                  37,000       278,980  OTHER ASSETS LESS LIABILITIES - (0.1)%              (143,932)
 Veritas Software Corp.*                18,050       321,290                                                   -----------
                                                              TOTAL NET ASSETS - 100.0%                       $155,809,738
                                                                                                              ============



*Securities are non-income producing
ADR - American Depositary Receipt



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
SEPTEMBER 30, 2004
----------------------------------------



Common Stock                         Shares   Value          Common Stock                         Shares   Value
------------------------------       -------  -----------   -------------------------------       ------   ------------
ADVERTISING - 0.5%                                           BANKS - 4.5% (Continued)
 Getty Images, Inc.*                   5,500  $    304,150    Northern Trust Corp.                 33,100  $  1,350,480
 Harte-Hanks, Inc.                     7,900       197,579    North Fork Bancorporation Inc.       13,600       604,520
 Lamar Advertising Co.*                4,300       178,923    Silicon Valley Bancshares*            3,500       130,095
 Omnicom Group                         8,200       599,092    State Street Corp.                   14,600       623,566
 WPP Group Plc - ADR                   8,589       400,333    Synovus Financial Corp.               7,300       190,895
                                                              UCBH Holdings, Inc.                   4,000       156,280
AEROSPACE / DEFENSE - 1.0%                                    US Bancorp                           36,928     1,067,219
 Boeing Co./The                       18,440       951,873    Wells Fargo & Co.                    45,130     2,691,102
 Empresa Brasileira - ADR              3,200        84,480
 General Dynamics Corp.                6,900       704,490   BEVERAGES - 1.0%
 Lockheed Martin Corp.                14,000       780,920    Anheuser-Busch Cos., Inc.             9,500       474,525
 Rockwell Collins, Inc.                7,300       271,122    Coca-Cola Co./The                    30,100     1,205,505
 United Technologies Corp.             5,900       550,942    Cott Corp. - ADR*                     4,900       141,316
                                                              Diageo Plc - ADR                      6,800       342,924
AGRICULTURE - 0.8%                                            PepsiCo, Inc.                        22,700     1,104,355
 Altria Group, Inc.                   43,100     2,027,424
 Delta & Pine Land Co.                 4,700       125,725   BIOTECHNOLOGY - 0.8%
 UST, Inc.                            12,500       503,250    Biogen Idec, Inc.*                    3,000       183,510
                                                              Celgene Corp.*                        4,800       279,504
AIRLINES - 0.2%                                               Charles River Laboratories*           2,700       123,660
 Skywest, Inc.                         6,000        90,300    Chiron Corp.*                         3,600       159,120
 Southwest Airlines Co.               40,400       550,248    deCODE genetics, Inc.*               14,300       107,679
                                                              Diversa Corp.*                       12,500       104,375
APPAREL - 0.1%                                                Genzyme Corp.*                        3,600       195,876
 Coach, Inc.*                          4,100       173,922    Human Genome Sciences, Inc.*         10,300       112,373
                                                              Integra LifeSciences Hldgs.*          3,800       122,018
BANKS - 4.5%                                                  Invitrogen Corp.*                     4,000       219,960
 Bank of America Corp.                53,826     2,332,281    Martek Biosciences Corp.*             1,800        87,552
 Bank of New York Co., Inc./The       55,500     1,618,935    Medimmune, Inc.*                      4,800       113,760
 BB&T Corp.                            9,900       392,931    Millennium Pharmaceuticals*           6,200        84,754
 Boston Private Fin. Holdings          4,300       107,328    Millipore Corp.*                      3,300       157,905
 City National Corp.                   2,100       136,395    Nektar Therapeutics*                  6,500        94,120
 East-West Bancorp, Inc.               5,500       184,745    Protein Design Labs, Inc.*            4,700        92,026
 Fifth Third Bancorp                  16,900       831,818    Qiagen NV - ADR*                     12,800       146,560
 First Horizon National Corp.         10,700       463,952    Vertex Pharmaceuticals, Inc.*        10,750       112,875
 Investors Fin. Services Corp.         5,200       234,676
 M&T Bank Corp.                        4,000       382,800   BUILDING MATERIALS - 0.0%
 Mellon Financial Corp.               43,800     1,212,822    Trex Co., Inc.*                       3,400       150,552









ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
SEPTEMBER 30, 2004
---------------------------------------



Common Stock                         Shares   Value          Common Stock                         Shares   Value
------------------------------       -------  ------------   --------------------------------     ------   ------------
CHEMICALS - 1.2%                                             COMPUTERS - 1.9% (Continued)
 Dow Chemical Co./The                 22,083  $    997,710    Factset Research Systems, Inc.        4,800  $    231,360
 EI Du Pont de Nemours & Co.          19,300       826,040    IBM Corp.                            21,200     1,817,688
 Ecolab, Inc.                          7,600       238,944    Jack Henry & Associates, Inc.         9,300       174,561
 Engelhard Corp.                      17,000       481,950    Kronos, Inc.*                         3,000       132,870
 Praxair, Inc.                        15,700       671,018    Lexmark International, Inc.*          6,800       571,268
 Rohm & Haas Co.                      10,000       429,700    Mercury Computer Systems Inc.*        4,200       112,568
 Sigma-Aldrich Corp.                   2,000       116,000    National Instruments Corp.            3,450       104,432
 Symyx Technologies*                   3,800        89,490    Network Appliance, Inc.*              8,300       191,315
 Valspar Corp.                         3,500       163,380    Research In Motion Ltd. - ADR*        3,900       297,726
                                                              SunGard Data Systems, Inc.*           6,100       144,997
COMMERCIAL SERVICES - 1.3%                                    Synopsys, Inc.*                       7,900       124,504
 Apollo Group, Inc.*                   6,945       509,555
 Aramark Corp.                         6,300       152,082   COSMETICS/PERSONAL CARE - 0.9%
 Career Education Corp.*               4,500       127,935    Colgate-Palmolive Co.                13,400       605,412
 ChoicePoint, Inc.*                    7,666       326,955    Estee Lauder Cos., Inc./The           3,900       163,020
 Corporate Executive Board Co.         4,900       300,076    Gillette Co./The                     14,000       584,360
 DeVry, Inc.*                          5,700       118,047    Kimberly-Clark Corp.                 17,200     1,110,948
 Education Management Corp.*           7,500       199,800    Procter & Gamble Co.                 10,000       541,200
 Equifax, Inc.                         5,500       144,980
 H & R Block, Inc.                     3,200       158,144   DISTRIBUTION/WHOLESALE - 0.1%
 Hewitt Associates, Inc.*              3,900       103,194    CDW Corp.                             6,000       348,180
 Iron Mountain, Inc.*                  9,675       327,499
 ITT Educational Services, Inc*        4,900       176,645   DIVERSIFIED FINANCIAL SERVICES - 4.1%
 Manpower, Inc.                        5,300       235,797    AG Edwards, Inc.                     12,700       439,674
 MoneyGram International, Inc.         5,700        97,356    American Express Co.                 20,000     1,029,200
 Moody's Corp.                         7,700       564,025    Ameritrade Holding Corp.*            22,500       270,225
 Paychex, Inc.                         6,793       204,809    Amvescap Plc - ADR                   38,750       425,088
 Robert Half Int'l., Inc.             10,500       270,585    Charles Schwab Corp./The             29,200       268,348
 Universal Technical Institute*        2,700        81,486    Citigroup, Inc.                      80,244     3,540,365
 Watson Wyatt & Co. Holdings           4,900       128,870    Countrywide Financial Corp.          11,598       456,845
                                                              Eaton Vance Corp.                     8,900       359,471
COMPUTERS - 1.9%                                              Federated Investors, Inc.            18,000       511,920
 Affiliated Computer Services*         4,500       250,515    Franklin Resources, Inc.              9,900       552,024
 Cadence Design Systems, Inc.*        12,800       166,912    Goldman Sachs Group, Inc.             9,700       904,428
 Cognizant Tech. Solutions*           13,168       401,756    Janus Capital Group, Inc.             9,000       122,490
 Dell, Inc.*                          29,900     1,064,440    JP Morgan Chase & Co.                30,270     1,202,627
 Diebold, Inc.                         2,300       107,410    LaBranche & Co., Inc.*                9,900        83,655
 DST Systems, Inc.*                    5,100       226,797    Legg Mason, Inc.                      3,750       199,763
                                                              Lehman Brothers Holdings, Inc.        5,133       409,203
                                                              Merrill Lynch & Co., Inc.            14,700       730,884
                                                              Morgan Stanley                       18,400       907,120
                                                              Raymond James Financial, Inc.         4,500       108,540
                                                              SLM Corp.                             9,000       401,400
                                                              Waddell & Reed Financial, Inc.       22,600       497,200








ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
SEPTEMBER 30, 2004
---------------------------------------



Common Stock                         Shares   Value          Common Stock                         Shares   Value
--------------------------------     -------  ------------   ------------------------------       -------  ------------
ELECTRIC - 1.4%                                              FOOD - 0.5%
 Consolidated Edison, Inc.             8,400  $    353,136    General Mills, Inc.                  10,300  $    462,470
 Duke Energy Corp.                    17,500       400,575    Hershey Foods Corp.                   4,900       228,879
 Entergy Corp.                         7,000       424,270    Kellogg Co.                           9,500       405,270
 Exelon Corp.                         21,250       779,663    McCormick & Co., Inc.                 3,700       127,058
 FirstEnergy Corp.                     8,688       356,903    Tootsie Roll Industries, Inc.         3,139        91,722
 FPL Group, Inc.                       5,500       375,760    WM Wrigley Jr. Co.                    3,000       189,930
 Hawaiian Electric Industries         14,200       376,868
 Pinnacle West Capital Corp.           9,100       377,650   FOREST PRODUCTS & PAPER - 0.2%
 Progress Energy, Inc.                 8,000       338,720    International Paper Co.              14,700       594,027
 SCANA Corp.                          10,400       388,336
 Southern Co./The                     14,000       419,720   HEALTHCARE-PRODUCTS - 1.9%
                                                              Arthrocare Corp.*                     4,800       140,592
ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%                      Bausch & Lomb, Inc.                   1,900       126,255
 Belden CDT, Inc.*                    20,700       451,260    Baxter International, Inc.           15,500       498,480
 Emerson Electric Co.                  6,000       371,340    Beckman Coulter, Inc.                 3,300       185,196
 Littelfuse, Inc.*                     3,400       117,402    Becton Dickinson & Co.                3,000       155,100
 Molex, Inc.                           6,660       175,291    Biomet, Inc.                          6,750       316,440
                                                              Cooper Cos, Inc.                      3,300       226,215
ELECTRONICS - 0.5%                                            CR Bard, Inc.                         5,100       288,813
 Applera Corp. - Applied Biosys        8,000       150,960    Dentsply International, Inc.          5,200       270,088
 AVX Corp.                            22,800       270,180    Edwards Lifesciences Corp.*           3,600       120,600
 Cymer, Inc.*                          2,900        83,114    Gen-Probe, Inc.*                      2,500        99,675
 Flir Systems, Inc.*                   3,000       175,500    Henry Schein, Inc.*                   4,200       261,702
 Gentex Corp.                          3,600       126,468    Johnson & Johnson                    30,800     1,734,964
 Jabil Circuit, Inc.*                  8,200       188,600    Kyphon, Inc.*                         5,000       123,900
 Mettler Toledo Int'l., Inc.*          3,000       141,660    Patterson Cos, Inc.*                  2,600       199,056
 Symbol Technologies, Inc.            11,387       143,932    Resmed, Inc.*                         2,500       119,025
 Waters Corp.*                         6,100       269,010    Respironics, Inc.*                    2,200       117,568
                                                              Smith & Nephew PLC - ADR              2,400       111,240
ENTERTAINMENT - 0.2%                                          St. Jude Medical, Inc.*               2,300       173,121
 Alliance Gaming Corp.*                4,300        64,758    Sybron Dental Specialties Inc*        4,200       124,698
 International Game Technology         9,800       352,310    Techne Corp.*                         6,500       248,170
 Shuffle Master, Inc.*                 4,200       157,332    Varian Medical Systems, Inc.*         6,800       235,076
                                                              Wright Medical Group, Inc.*           3,600        90,432
ENVIRONMENTAL CONTROL - 0.3%                                  Zimmer Holdings, Inc.*                2,100       165,984
 Stericycle, Inc.*                     2,500       114,750
 Waste Management, Inc.               31,400       858,476









ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
SEPTEMBER 30, 2004
---------------------------------------



Common Stock                         Shares   Value          Common Stock                         Shares   Value
--------------------------------     -------  ------------   ------------------------------      --------  ------------
HEALTHCARE-SERVICES - 1.4%                                   INSURANCE - 3.2% (Continued)
 Anthem, Inc.*                        12,500  $  1,090,625    Markel Corp.*                           400  $    123,360
 Coventry Health Care, Inc.*           8,100       432,297    Marsh & McLennan Cos., Inc.          42,400     1,940,224
 DaVita, Inc.*                         7,650       238,298    MBIA, Inc.                           10,150       590,832
 Health Management Assoc., Inc.       11,100       226,773    MGIC Investment Corp.                 9,900       658,845
 Laboratory Corp. of America*          7,700       336,644    Prudential Financial, Inc.            8,300       390,432
 Lincare Holdings, Inc.*               5,400       160,434    Progressive Corp./The                 5,000       423,750
 Manor Care, Inc.                      3,200        95,872    Radian Group, Inc.                    2,700       124,821
 Quest Diagnostics                     2,794       246,487    RenaissanceRe Hldgs. Ltd.- ADR       10,400       536,432
 Renal Care Group, Inc.*               5,700       183,711    St Paul Travelers Cos. Inc/The        9,000       297,540
 UnitedHealth Group, Inc.             13,970     1,030,148    Triad Guaranty, Inc.*                 2,800       155,344
 WellChoice, Inc.*                     8,800       328,504    Willis Group Holdings Ltd.           12,400       463,760
 WellPoint Health Networks*            2,100       220,689
                                                             INTERNET - 0.5%
HOME BUILDERS - 0.8%                                          Check Point Software - ADR*           5,100        86,547
 Centex Corp.                         17,000       857,820    F5 Networks, Inc.*                    3,800       115,748
 KB Home                               1,100        92,939    Internet Security Systems*            6,400       108,800
 Lennar Corp.                         19,100       909,160    Matrixone, Inc.*                     17,300        87,538
 Pulte Homes, Inc.                     1,500        92,055    McAfee, Inc.*                         9,400       188,940
 Thor Industries, Inc.                 6,700       177,349    Monster Worldwide, Inc.*             10,500       258,720
 Toll Brothers, Inc.*                  4,300       199,219    Sina Corp. - ADR*                    11,000       280,390
 Winnebago Industries                  3,400       117,776    Symantec Corp.*                       4,800       263,424
                                                              VeriSign, Inc.*                       8,500       168,980
HOUSEHOLD PRODUCTS/WARES - 0.5%                               Websense, Inc.*                       4,000       166,680
 Avery Dennison Corp.                  9,200       605,176
 Clorox Co.                           10,000       533,000   IRON/STEEL - 0.3%
 Jarden Corp.*                        15,350       560,122    Nucor Corp.                           9,800       895,426

INSURANCE - 3.2%                                             LEISURE TIME - 0.4%
 Aflac, Inc.                          12,600       494,046    Brunswick Corp.                      12,600       576,576
 AMBAC Financial Group, Inc.           2,300       183,885    Harley-Davidson, Inc.                 2,200       130,768
 American International Group         35,780     2,432,682    Multimedia Games, Inc.*               4,500        69,750
 Arch Capital Group Ltd.*              2,700       105,138    Polaris Industries, Inc.              2,600       145,132
 Arthur J Gallagher & Co.              5,700       188,841    Royal Caribbean Cruises - ADR         4,400       191,840
 Brown & Brown, Inc.                   4,700       214,790    Sabre Holdings Corp.                  5,500       134,915
 Cincinnati Financial Corp.            8,820       363,560    WMS Industries, Inc.*                 3,400        87,346
 Hartford Financial Svcs. Grp.         6,000       371,580
 Jefferson-Pilot Corp.                 7,200       357,552   LODGING - 0.7%
                                                              Hilton Hotels Corp.                   7,400       139,416
                                                              Marriott International, Inc.         24,200     1,257,432
                                                              Station Casinos, Inc.                10,100       495,304
                                                              Wynn Resorts Ltd.*                    5,100       263,619








ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
SEPTEMBER 30, 2004
---------------------------------------



Common Stock                         Shares   Value          Common Stock                         Shares   Value
---------------------------------    -------  ------------   --------------------------------    --------  -----------
MACHINERY-CONSTRUCTION & MINING - 0.1%                       MISCELLANEOUS MANUFACTURING - 2.4%
 Caterpillar, Inc.                     4,900  $    394,205    3M Co.                                6,900  $    551,793
                                                              Cuno, Inc.*                           2,700       155,925
MACHINERY-DIVERSIFIED - 0.1%                                  Danaher Corp.                         2,600       133,328
 IDEX Corp.                            4,050       137,538    Dover Corp.                          11,900       462,553
 Zebra Technologies Corp.*             2,400       146,424    General Electric Co.                131,800     4,425,844
                                                              Honeywell International, Inc.        24,400       874,984
MEDIA - 2.9%                                                  Illinois Tool Works, Inc.             5,700       531,069
 Citadel Broadcasting Corp.*           6,300        80,766    ITT Industries, Inc.                  2,700       215,973
 Clear Channel Communications         25,068       781,370    Pall Corp.                            7,400       181,152
 Cox Radio, Inc.*                     15,400       229,768    Roper Industries, Inc.                3,600       206,856
 Cumulus Media, Inc.*                  7,033       101,205
 Dow Jones & Co., Inc.                11,300       458,893   OFFICE FURNISHINGS - 0.2%
 Entercom Communications Corp.*        5,000       163,300    HNI Corp.                            14,800       585,784
 Gannett Co., Inc.                     7,300       611,448
 McGraw-Hill Cos., Inc./The           13,700     1,091,753   OIL & GAS - 3.8%
 Meredith Corp.                        6,700       344,246    Apache Corp.                         13,100       656,441
 New York Times Co.                    6,400       250,240    BP Plc - ADR                         36,892     2,122,397
 News Corp. Ltd. - ADR                11,000       361,570    ChevronTexaco Corp.                  44,542     2,389,233
 Radio One, Inc. - Class D*           12,600       179,298    Devon Energy Corp.                    8,700       617,787
 Regent Communications, Inc.*         20,500       115,210    Diamond Offshore Drilling             5,500       181,445
 Salem Communications Corp.*           8,800       222,816    Exxon Mobil Corp.                    61,702     2,982,058
 E.W. Scripps Co.                      6,000       286,680    Murphy Oil Corp.                      6,900       598,713
 Spanish Broadcasting System*         16,700       164,328    Royal Dutch Petroleum Co.- ADR       16,100       830,760
 Time Warner, Inc.*                   51,400       829,596    Total SA - ADR                       17,000     1,736,890
 Univision Communications, Inc*       12,700       401,447    XTO Energy, Inc.                      7,000       227,360
 Viacom, Inc.                         26,694       895,851
 Walt Disney Co.                      35,000       789,250   OIL & GAS SERVICES - 1.7%
 Washington Post                         900       828,000    Baker Hughes, Inc.                   45,300     1,980,516
 Westwood One, Inc.*                   5,700       112,689    BJ Services Co.*                     11,600       607,956
                                                              Cooper Cameron Corp.*                 5,800       318,072
METAL FABRICATING/HARDWARE - 0.2%                             Schlumberger Ltd.                    22,980     1,546,784
 Kaydon Corp.                         18,400       529,368    Smith International, Inc.*           13,900       844,147
                                                              Weatherford Int'l. Ltd. - ADR*        5,100       260,202
MINING - 0.6%
 Alcoa, Inc.                          32,000     1,074,880   PACKAGING & CONTAINERS - 0.3%
 BHP Billiton Ltd. - ADR              19,500       404,625    Packaging Corp. of America           16,700       408,649
 Rio Tinto Plc - ADR                   4,000       434,600    Sealed Air Corp.*                    13,200       611,820







ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
SEPTEMBER 30, 2004
---------------------------------------



Common Stock                         Shares   Value          Common Stock                         Shares   Value
--------------------------------     -------  ------------   ----------------------------         -------  ------------
PHARMACEUTICALS - 3.2%                                       RETAIL - 2.9%
 Abbott Laboratories                  18,375  $    778,365    99 Cents Only Stores*                 7,000  $     99,610
 Abgenix, Inc.*                       12,100       119,306    Autozone, Inc.*                       2,100       162,225
 Allergan, Inc.                        2,600       188,630    Bed Bath & Beyond, Inc.*              7,900       293,169
 Amylin Pharmaceuticals, Inc.*         4,700        96,444    Big Lots, Inc.*                       6,700        81,941
 Atherogenics, Inc.*                   5,000       164,750    Cheesecake Factory/The*               2,400       104,160
 Bristol-Myers Squibb Co.             25,000       591,750    CVS Corp.                             3,200       134,816
 Caremark Rx, Inc.*                   10,800       346,356    Dollar General Corp.                 19,757       398,104
 Cephalon, Inc.*                       4,100       196,390    Dollar Tree Stores, Inc.*             8,300       223,685
 Eli Lilly & Co.                      14,200       852,710    Family Dollar Stores, Inc.           26,600       720,860
 Express Scripts, Inc.*                4,500       294,030    Fred's, Inc.                          4,600        82,616
 Gilead Sciences, Inc.*                6,200       231,756    Home Depot, Inc.                     37,000     1,450,400
 GlaxoSmithKline Plc - ADR            19,900       870,227    McDonald's Corp.                     21,100       591,433
 Hospira, Inc.*                        1,837        56,212    Men's Wearhouse, Inc.*                4,250       123,463
 IVAX Corp.*                           8,000       153,200    O'Reilly Automotive, Inc.*            3,000       114,870
 Medco Health Solutions, Inc.*        10,098       312,028    Outback Steakhouse, Inc.              2,400        99,672
 Medicines Co.*                        4,000        96,560    Petsmart, Inc.                        8,500       241,315
 Merck & Co., Inc.                    26,700       881,100    Ross Stores, Inc.                    14,700       344,568
 Neurocrine Biosciences, Inc.*         2,000        94,320    Ruby Tuesday, Inc.                    3,600       100,332
 Omnicare, Inc.                        5,000       141,800    Staples, Inc.                         9,600       286,272
 Onyx Pharmaceuticals, Inc.*           3,100       133,331    Starbucks Corp.*                      4,700       213,662
 Pfizer, Inc.                         93,286     2,854,552    Target Corp.                         12,000       543,000
 Medicis Pharmaceutical                2,900       113,216    Tiffany & Co.                         7,900       242,846
 Schering-Plough Corp.                24,000       457,440    TJX Cos., Inc.                       36,500       804,460
 Sepracor, Inc.*                       3,100       151,218    Wal-Mart Stores, Inc.                33,600     1,787,520
 Wyeth                                15,600       583,440    Williams-Sonoma, Inc.*                8,800       330,440

REAL ESTATE - 0.2%                                           SEMICONDUCTORS - 2.4%
 Jones Lang LaSalle, Inc.*             4,600       151,846    Agere Systems, Inc.*                 99,100       101,082
 St. Joe Co./The                       9,500       453,815    Altera Corp.*                        28,100       549,917
                                                              AMIS Holdings, Inc.*                 10,100       136,552
REAL ESTATE INVESTMENT TRUSTS - 1.4%                          Analog Devices, Inc.                 20,500       794,990
 Archstone-Smith Trust                14,000       442,960    ASML Holding NV - ADR*                6,100        78,507
 Boston Properties, Inc.               7,000       387,730    Broadcom Corp.*                      15,200       414,808
 CarrAmerica Realty Corp.             11,200       366,240    Emulex Corp.*                         7,000        80,640
 Duke Realty Corp.                    11,200       371,840    Integrated Circuit Systems*           4,300        92,450
 Equity Office Properties Trust       12,000       327,000    Intel Corp.                          54,900     1,101,294
 Equity Residential                   12,900       399,900    Intersil Corp.                       10,300       164,079
 Prologis                             11,500       405,260    Kla-Tencor Corp.*                     5,500       228,140
 Reckson Associates Realty Corp       13,500       388,125    Lam Research Corp.*                   8,800       192,544
 Rouse Co./The                         7,800       521,664
 Simon Property Group, Inc.            8,000       429,040
 Weingarten Realty Investors          11,700       386,217







ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
SEPTEMBER 30, 2004
----------------------------------------



Common Stock                         Shares   Value          Common Stock                         Shares   Value
---------------------------------    -------  ------------   -----------------------------        -------  ------------
SEMICONDUCTORS - 2.4% (Continued)                            TELECOMMUNICATIONS - 2.3%
 Linear Technology Corp.              12,700  $    460,248    Alltel Corp.                         10,086  $    553,822
 Marvell Technology Grp. - ADR*        5,400       141,102    American Tower Corp.*                10,300       158,105
 Maxim Integrated Products             8,100       342,549    BellSouth Corp.                      29,600       802,752
 Microchip Technology, Inc.           19,612       526,386    Cisco Systems, Inc.*                 17,600       318,560
 Microsemi Corp.*                     10,000       141,000    Corning, Inc.*                       30,000       332,400
 National Semiconductor Corp.*        15,400       238,546    Crown Castle International*          13,000       193,440
 Novellus Systems, Inc.*               8,300       221,112    JDS Uniphase Corp.*                  86,700       292,179
 Power Integrations, Inc.*             5,000       102,150    Juniper Networks, Inc.*              18,500       436,600
 QLogic Corp.*                         6,600       196,086    Nextel Partners, Inc.*                8,600       142,588
 Semtech Corp.*                        8,000       153,360    Nokia OYJ - ADR                      28,500       391,020
 Silicon Laboratories, Inc.*           3,600       119,124    Plantronics, Inc.                     3,000       129,720
 STMicroelectronics NV - ADR          16,500       285,120    Rogers Wireless, Inc. - ADR*          6,000       188,460
 Texas Instruments, Inc.              20,000       425,600    SBC Communciations, Inc.             48,496     1,258,471
 Xilinx, Inc.                         19,400       523,800    Verizon Communications, Inc.         37,900     1,492,502
                                                              Vodafone Group Plc - ADR             23,400       564,174
SOFTWARE - 2.4%                                               Western Wireless Corp.*               4,600       118,266
 Adobe Systems, Inc.                  12,900       638,163
 Automatic Data Processing            10,000       413,200   TEXTILES - 0.1%
 BMC Software, Inc.*                  12,400       196,044    Cintas Corp.                          7,800       327,912
 Certegy, Inc.                         5,100       189,771
 Citrix Systems, Inc.*                11,800       206,736   TOYS/GAMES/HOBBIES - 0.1%
 Cognos, Inc. - ADR*                   6,700       237,984    Mattel, Inc.                          9,325       169,062
 Computer Associates Int'l.           18,800       494,440
 Dun & Bradstreet Corp.*              11,050       648,635   TRANSPORTATION - 0.6%
 Electronic Arts, Inc.*                3,600       165,564    CH Robinson Worldwide, Inc.           7,400       343,286
 Fair Isaac Corp.                      5,100       148,920    Expeditors Int'l. Washington          7,600       392,920
 Filenet Corp.*                        4,100        71,586    Landstar System, Inc.*                3,400       199,512
 First Data Corp.                      8,652       376,362    United Parcel Service, Inc.           9,500       721,240
 Fiserv, Inc.*                        11,350       395,661    UTI Worldwide, Inc.                   3,600       211,716
 Global Payments, Inc.                 2,300       123,165
 IMS Health, Inc.                     12,218       292,255   U.S. GOVERNMENT AGENCIES - 1.3%
 Intuit, Inc.*                         7,000       317,800    Fannie Mae                           38,500     2,440,900
 Mercury Interactive Corp.*            5,900       205,792    Freddie Mac                          25,800     1,683,192
 Microsoft Corp.                      72,500     2,004,625                                                 ------------
 Oracle Corp.*                        18,000       203,040   TOTAL COMMON STOCK - 60.7%
 Red Hat, Inc.*                       24,200       295,966    (Cost $161,795,743)                          $197,309,370
 SEI Investments Co.                   4,900       165,032                                                 ------------
 Siebel Systems, Inc.*                14,700       110,838
 Veritas Software Corp.*               7,700       137,060




*Securities are non-income producing
ADR - American Depositary Receipts




ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------

                                          S & P
                                          Credit
                                          Rating                            Principal
Fixed Income Securities                   (Unaudited) Coupon   Maturity     Amount        Value
---------------------------------         ----------  -------  -----------  ------------  -------------
AEROSPACE/DEFENSE - 0.3%
 Goodrich Corp.                           BBB-          6.800   02/01/2018  $  1,000,000  $   1,097,337

AGRICULTURE - 0.9%
 Archer-Daniels-Midland Co.               A+            8.375   04/15/2017     1,000,000      1,298,255
 Monsanto Co.                             A-            7.375   08/15/2012     1,250,000      1,463,548

AUTO MANUFACTURERS - 1.0%
 DaimlerChrysler                          BBB           7.300   01/15/2012     1,000,000      1,135,850
 Ford Motor Co.                           BBB-          6.500   08/01/2018       500,000        498,139
 General Motors Corp.                     BBB-          8.250   07/15/2023     1,500,000      1,577,858

AUTO PARTS & EQUIPMENT - 0.2%
 Northrop Grumman                         BBB           6.250   01/15/2010       750,000        786,747

BANKS - 3.6%
 ABN Amro Bank NV                         A+            7.300   12/01/2026     1,000,000      1,066,299
 Bank of America Corp.                    A             7.750   08/15/2015     1,250,000      1,512,631
 Bank One Corp.                           A            10.000   08/15/2010       750,000        960,014
 Bankers Trust Corp.                      A             7.500   11/15/2015     1,000,000      1,177,238
 Comerica Bank                            A-            7.125   12/01/2013     1,050,000      1,160,383
 Dresdner Bank AG                         A-            7.250   09/15/2015     1,000,000      1,167,980
 Fifth Third Bancorp                      A+            4.500   06/01/2018     1,000,000        940,592
 Republic New York Corp.                  A             7.000   03/22/2011       500,000        566,049
 Royal Bank of Scotland Group             A+            4.700   07/03/2018     1,000,000        940,908
 Santander Financial Issuances            A             6.375   02/15/2011     1,000,000      1,101,622
 Swiss Bank Corp.                         AA            7.375   07/15/2015     1,000,000      1,208,486

BEVERAGES - 0.4%
 Anheuser-Busch Cos., Inc.                A+            7.125   07/01/2017     1,000,000      1,110,887

BUILDING MATERIALS - 0.4%
 Masco Corp.                              BBB+          6.625   04/15/2018     1,220,000      1,365,394

COMMERICAL SERVICES - 0.6%
 Allegiance Corp.                         A             7.800   10/15/2016       500,000        554,979
 Hertz Corp.                              BBB-          6.625   05/15/2008     1,000,000      1,050,897
 Quebecor World Capital Corp.             BBB-          6.125   11/15/2013       500,000        495,019






ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2004
----------------------------------------

                                          S & P
                                          Credit
                                          Rating                            Principal
Fixed Income Securities                   (Unaudited) Coupon   Maturity     Amount        Value
-------------------------------------     ----------  -------  -----------  ------------  -------------
COMPUTERS - 1.3%
 Dell, Inc.                               A-            7.100   04/15/2028  $  1,000,000  $   1,181,581
 Electronic Data Systems Corp.            BBB-          7.125   10/15/2009     1,000,000      1,074,140
 IBM Corp.                                A+            8.375   11/01/2019     1,500,000      1,975,352

COSMETICS/PERSONAL CARE - 0.3%
 Kimberly-Clark Corp.                     AA-           6.250   07/15/2018     1,000,000      1,126,501

DIVERSIFIED FINANCIAL SERVICES - 4.2%
 Associates Corp. of N. America           AA-           6.950   11/01/2018     1,000,000      1,167,120
 Bear Stearns Cos., Inc./The              A             4.650   07/02/2018     1,500,000      1,393,763
 CitiFinancial                            AA-           6.625   06/01/2015     1,250,000      1,399,755
 General Electric Capital Corp.           AAA           5.000   03/30/2019     1,000,000        958,116
 Goldman Sachs Group, Inc.                A+            6.875   01/15/2011     1,000,000      1,129,300
 Household Finance Corp.                  A             6.375   08/01/2010     1,000,000      1,098,569
 Jefferies Group, Inc.                    BBB           7.750   03/15/2012     1,000,000      1,154,114
 JP Morgan Chase & Co.                    A             5.250   05/01/2015     1,000,000      1,012,383
 Lehman Brothers Holdings, Inc.           A             8.500   08/01/2015     1,000,000      1,259,444
 Merrill Lynch & Co., Inc.                A+            6.875   11/15/2018     1,000,000      1,136,837
 Morgan Stanley                           A+            6.750   10/15/2013     1,000,000      1,124,082
 Morgan Stanley                           A             4.750   04/01/2014     1,000,000        968,076

ELECTRIC - 2.3%
 Commonwealth Edison Co.                  BBB+          6.950   07/15/2018     1,250,000      1,433,956
 Constellation Energy Grp., Inc           BBB           4.550   06/15/2015     1,250,000      1,177,144
 Duke Energy Corp.                        BBB+          5.300   10/01/2015     1,000,000      1,029,471
 Jersey Central Power & Light             BBB+          6.750   11/01/2025       750,000        756,998
 Northern States Power Co.                A-            8.000   08/28/2012     1,000,000      1,221,645
 Oncor Electric Delivery Co.              BBB           6.375   01/15/2015     1,000,000      1,103,524
 Progress Energy, Inc.                    BBB-          7.100   03/01/2011       750,000        846,802

ELECTRONICS - 0.4%
 Koninklijke Philips Electronic           BBB+          7.250   08/15/2013     1,000,000      1,146,363

FOREIGN GOVERNMENT - 0.4%
 Nova Scotia Province of                  A             7.250   07/27/2013     1,000,000      1,207,928







ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2004
----------------------------------------

                                          S & P
                                          Credit
                                          Rating                            Principal
Fixed Income Securities                   (Unaudited) Coupon   Maturity     Amount        Value
---------------------------------         ----------  -------  -----------  ------------  -------------
FOREST PRODUCTS & PAPER - 0.7%
 International Paper Co.                  BBB           5.300   04/01/2015  $  1,000,000  $     994,433
 Weyerhaeuser Co.                         BBB           6.950   08/01/2017     1,250,000      1,409,306

GAS - 0.3%
 KeySpan Corp.                            A             4.650   04/01/2013     1,000,000      1,001,455

HOME FURNISHINGS - 0.4%
 Whirlpool Corp.                          BBB+          7.750   07/15/2016     1,000,000      1,204,769

INSURANCE - 2.1%
 Allstate Corp./The                       A+            7.500   06/15/2013     1,000,000      1,188,873
 American General Corp.                   AAA           7.500   07/15/2025     1,000,000      1,214,944
 Cigna Corp.                              BBB           7.650   03/01/2023       750,000        870,758
 Hartford Financial Services              A-            7.300   11/01/2015     1,000,000      1,180,039
 Lion Connecticut Holdings, Inc           A+            6.750   09/15/2013     1,000,000      1,103,749
 MBIA, Inc.                               AA            9.375   02/15/2011       950,000      1,221,978

INVESTMENT COMPANIES - 0.3%
 Credit Suisse First Boston USA           A+            6.500   01/15/2012     1,000,000      1,110,909

LODGING - 0.4%
 Hilton Hotels Corp.                      BBB-          7.200   12/15/2009       750,000        845,625
 Mirage Resorts, Inc.                     BB+           7.250   08/01/2017       500,000        511,250

MACHINERY-DIVERSIFIED - 0.6%
 Clark Equipment Co.                      BBB+          8.000   05/01/2023       500,000        597,696
 Deere & Co.                              A-            8.950   06/15/2019     1,000,000      1,197,259

MEDIA - 2.4%
 CBS Corp.                                A-            8.625   08/01/2012     1,000,000      1,235,054
 Comcast Cable Communications             BBB           7.125   06/15/2013     1,000,000      1,131,004
 COX Communications, Inc.                 BBB           6.850   01/15/2018     1,050,000      1,067,259
 News America Holdings                    BBB-          8.000   10/17/2016     1,000,000      1,222,641
 Time Warner Cos., Inc.                   BBB+          7.250   10/15/2017     1,500,000      1,694,115
 Walt Disney Co.                          BBB+          5.875   12/15/2017     1,500,000      1,564,743

MINING - 0.2%
 BHP Finance USA Ltd.                     A+            7.250   03/01/2016       500,000        597,665






ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2004
--------------------------------------

                                          S & P
                                          Credit
                                          Rating                            Principal
Fixed Income Securities                   (Unaudited) Coupon   Maturity     Amount        Value
-----------------------------------       ----------  -------  -----------  ------------  -------------
MORTGAGE BACKED - 0.6%
 Ginnie Mae                               AAA           5.500   06/20/2034  $    989,524  $   1,006,377
 Ginnie Mae                               AAA           5.500   07/15/2034       993,860      1,012,656

OIL & GAS - 2.3%
 ConocoPhillips                           A-            6.650   07/15/2018     1,000,000      1,148,745
 Husky Oil Co.                            BBB           7.550   11/15/2016       720,000        855,612
 Kerr-McGee Corp.                         BBB           7.000   11/01/2011       950,000        952,702
 Louisiana Land & Exploration             BBB+          7.625   04/15/2013     1,000,000      1,182,709
 Noble Drilling Corp.                     A-            7.500   03/15/2019     1,500,000      1,773,083
 Norsk Hydro ASA                          A             9.000   04/15/2012     1,250,000      1,585,730

OIL & GAS SERVICES - 0.3%
 Smith International, Inc.                BBB+          7.000   09/15/2007       750,000        818,757

PHARMACEUTICALS - 0.5%
 Wyeth                                    A             6.450   02/01/2024     1,500,000      1,538,313

RETAIL - 1.0%
 Autozone, Inc.                           BBB+          5.500   11/15/2015     1,000,000        958,239
 Darden Restaurants, Inc.                 BBB+          7.125   02/01/2016     1,000,000      1,156,563
 McDonald's Corp.                         A             7.050   11/15/2025     1,000,000      1,072,549

SEMICONDUCTORS - 0.6%
 Applied Materials, Inc.                  A-            7.125   10/15/2017     1,500,000      1,755,062

SOFTWARE - 0.3%
 First Data Corporation                   A+            4.700   08/01/2013     1,000,000      1,002,797

TELECOMMUNICATIONS - 2.8%
 Ameritech Capital Funding                A             6.450   01/15/2018     1,000,000      1,076,899
 Bell Canada                              A             9.500   10/15/2010     1,200,000      1,521,292
 Deutsche Telekom International           BBB+          8.500   06/15/2010     1,000,000      1,198,588
 GTE Corp.                                A+            6.840   04/15/2018       500,000        552,288
 GTE Corp.                                A+            7.900   02/01/2027     1,000,000      1,097,490
 Motorola, Inc.                           BBB           7.625   11/15/2010       750,000        877,670
 Sprint Corp.-FON Group                   BBB-          9.250   04/15/2022     1,000,000      1,292,642
 Vodafone Group Plc                       A             5.375   01/30/2015     1,500,000      1,551,041





ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2004
---------------------------------------

                                          S & P
                                          Credit
Fixed Income Securities and               Rating                            Principal
Repurchase Agreement                      (Unaudited) Coupon   Maturity     Amount        Value
----------------------------------        ----------  -------  ----------   ------------  -------------
TRANSPORTATION - 1.3%
 Burlington Northern, Inc.                BBB+          8.750   02/25/2022  $  1,000,000  $   1,291,699
 Canadian National Railway Co.            BBB+          6.800   07/15/2018     1,000,000      1,156,006
 FedEx Corp.                              BBB+          8.760   05/22/2015     1,500,000      1,773,450

U.S. GOVERNMENT AGENCIES - 4.3%
 Fannie Mae                               AAA           6.125   05/10/2019     1,000,000      1,000,938
 Federal Home Loan Bank System            AAA           5.450   04/16/2018     2,000,000      2,000,625
 Federal Home Loan Bank System            AAA           5.400   05/21/2018     1,000,000        980,938
 Federal Home Loan Bank System            AAA           5.750   10/15/2019     1,000,000      1,010,000
 Freddie Mac                              AAA           5.500   01/27/2014     2,000,000      2,016,996
 Freddie Mac                              AAA           5.550   02/12/2016     1,000,000      1,008,664
 Freddie Mac                              AAA           6.000   02/26/2019     2,000,000      2,000,742
 Freddie Mac                              AAA           5.700   03/11/2019     2,000,000      2,016,642
 Freddie Mac                              AAA           5.270   09/06/2017     1,915,000      1,954,156

WATER  - 0.5%
 United Utilities PLC                                   5.375   02/01/2019     1,500,000      1,475,769
                                                                                            -----------
TOTAL FIXED-INCOME SECURITIES - 38.2%
 (Cost $117,845,567)                                                                        124,160,029

REPURCHASE AGREEMENT - 1.0%
 Fifth Third Bank, 1.70%, 10/1/04,
 dated 9/30/04, with maturity value of
 $3,248,478 (Collateralized by $3,248,325
 various Fannie Mae obligations, 4.5%-6.0%,
 7/1/18-12/1/22, market value $3,313,213)                                      3,248,325      3,248,325
                                                                                            -----------
TOTAL INVESTMENTS IN SECURITIES - 99.9%
 (Cost $282,889,635)                                                                        324,717,724

OTHER ASSETS LESS LIABILITIES - 0.1%                                                            342,579
                                                                                            -----------
TOTAL NET ASSETS - 100.0%                                                                 $ 325,060,303
                                                                                            ===========



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
SEPTEMBER 30, 2004
------------------------------------------------

                                          S & P
                                          Credit
                                          Rating                               Principal
Fixed Income Securities                   (Unaudited) Coupon     Maturity      Amount        Value
--------------------------------         -----------  ---------  -----------  ------------  ------------
AEROSPACE / DEFENSE - 0.8%
 Boeing Co/The                            A               7.250   06/15/2025  $  1,000,000  $  1,175,990
 Goodrich Corp.                           BBB-            6.450   04/15/2008       500,000       543,174
 Goodrich Corp.                           BBB-            6.800   02/01/2018       750,000       823,003
 Lockheed Martin Corp.                    BBB             7.650   05/01/2016       500,000       606,993

AGRICULTURE - 0.6%
 Archer-Daniels-Midland Co.               A+              7.125   03/01/2013     1,000,000     1,170,521
 Archer-Daniels-Midland Co.               A+              8.375   04/15/2017     1,000,000     1,298,254

AUTO MANUFACTURERS - 1.5%
 Auburn Hills Trust                       BBB            12.375   05/01/2020       400,000       614,751
 DaimlerChrysler                          BBB             7.750   01/18/2011     2,000,000     2,325,640
 Ford Motor Co.                           BBB-            6.500   08/01/2018       500,000       498,139
 General Motors Corp.                     BBB-            8.250   07/15/2023     1,500,000     1,577,858
 General Motors Corp.                     BBB-            8.100   06/15/2024     1,000,000     1,044,177

AUTO PARTS & EQUIPMENT - 1.7%
 Meritor Automotive, Inc.                 BB+             6.800   02/15/2009     2,000,000     2,050,000
 Northrop Grumman                         BBB             6.250   01/15/2010     1,000,000     1,048,996
 Northrop Grumman                         BBB             9.375   04/15/2021     1,000,000     1,315,713
 Visteon Corp.                            BB+             7.000   03/10/2014     2,500,000     2,375,000

BANKS - 8.0%
 Bank of America Corp.                    A               7.800   09/15/2016     1,000,000     1,226,325
 Bank of New York Co., Inc.               A               4.600   06/15/2018     1,000,000       900,803
 Bank One Corp.                           A               7.750   07/15/2025     1,000,000     1,221,118
 Bankers Trust Corp.                      A               7.500   11/15/2015     2,500,000     2,943,095
 Chase Capital I                          A-              7.670   12/01/2026     1,000,000     1,081,726
 Comerica Bank                            A-              7.125   12/01/2013     1,500,000     1,657,691
 Comerica Bank                            A-              8.375   07/15/2024       800,000       968,421
 Dresdner Bank AG                         A-              7.250   09/15/2015     2,500,000     2,919,950
 Fifth Third Bank                         AA-             5.200   03/01/2019     2,500,000     2,470,185
 First Union Instit. Capital II           BBB+            7.850   01/01/2027     2,000,000     2,245,898
 HSBC America Capital Trust II*           A-              8.380   05/15/2027     1,000,000     1,155,287
 Mellon Capital II                        A-              7.995   01/15/2027     1,000,000     1,147,197
 National City Corp.                      A-              6.875   05/15/2019     2,000,000     2,306,436
 NCNB Corp.                               A              10.200   07/15/2015     1,000,000     1,391,294
 Regions Financial Corp.                  A-              7.750   09/15/2024     1,000,000     1,229,886
 Republic New York Corp.                  A               9.125   05/15/2021     1,000,000     1,324,400
 Royal Bank of Scotland Group             A+              6.375   02/01/2011     2,113,000     2,336,196
 Santander Financial Issuances            A               6.375   02/15/2011       750,000       826,217






ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
SEPTEMBER 30, 2004
------------------------------------------------

                                          S & P
                                          Credit
                                          Rating                               Principal
Fixed Income Securities                   (Unaudited) Coupon     Maturity      Amount        Value
---------------------------------         ----------  ---------  -----------  ------------  ------------
BANKS - 8.0% (Continued)
 Santander Financial Issuances            A               7.250   11/01/2015  $  1,250,000  $  1,469,360
 Swiss Bank Corp.                         AA              7.375   07/15/2015     1,000,000     1,208,486

BEVERAGES - 1.3%
 Anheuser-Busch Cos., Inc.                A+              7.125   07/01/2017     2,500,000     2,777,217
 Coca-Cola Enterprises, Inc.              A               7.125   08/01/2017     2,000,000     2,367,174

BUILDING MATERIALS - 0.4%
 Masco Corp.                              BBB+            6.625   04/15/2018     1,250,000     1,398,969

CHEMICALS - 0.6%
 Eastman Chemical Co.                     BBB             7.250   01/15/2024     2,250,000     2,537,930

COMMERCIAL SERVICES - 2.6%
 Allegiance Corp.                         A               7.800   10/15/2016       500,000       554,978
 Coinmach Corp.                           B-              9.000   02/01/2010     2,000,000     2,075,000
 Hertz Corp.                              BBB-            6.625   05/15/2008       950,000       998,352
 Quebecor World Capital Corp.             BBB-            6.125   11/15/2013     2,000,000     1,980,074
 United Rentals North America             B+              7.750   11/15/2013     2,250,000     2,109,375
 Valassis Communications, Inc.            BBB-            6.625   01/15/2009     2,550,000     2,735,951

COMPUTERS - 2.5%
 Computer Sciences Corp.                  A               5.000   02/15/2013     1,950,000     1,976,485
 Electronic Data Systems Corp.            BBB-            7.125   10/15/2009     2,159,000     2,319,068
 IBM Corp.                                A+              8.375   11/01/2019     1,500,000     1,975,352
 Sun Microsystems, Inc.                   BB+             7.650   08/15/2009     1,000,000     1,099,455
 Unisys Corp.                             BB+             6.875   03/15/2010     2,500,000     2,606,250

DIVERSIFIED FINANCIAL SERVICES - 7.2%
 Capital One Bank                         BBB-            6.500   06/13/2013     2,500,000     2,733,815
 Citicorp                                 A+              7.250   10/15/2011     2,000,000     2,336,154
 E*Trade Financial Corp.*                 B+              8.000   06/15/2011     1,000,000     1,040,000
 Gabelli Asset Management                 BBB             5.500   05/15/2013     1,000,000       987,067
 General Electric Capital Corp.           AAA             5.000   03/30/2019     3,000,000     2,874,348
 Goldman Sachs Group LP *                 A+              8.000   03/01/2013     1,000,000     1,193,979
 Household Finance Corp.                  A               6.375   08/01/2010     1,000,000     1,098,569
 Jefferies Group, Inc.                    BBB             7.750   03/15/2012     2,250,000     2,596,757
 JPM Capital Trust II                     A-              7.950   02/01/2027     1,000,000     1,113,518
 JP Morgan Chase & Co.                    A               6.625   03/15/2012       500,000       561,218
 Lehman Brothers Holdings, Inc.           A               8.500   08/01/2015     2,000,000     2,518,888







ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
SEPTEMBER 30, 2004
------------------------------------------------

                                          S & P
                                          Credit
                                          Rating                               Principal
Fixed Income Securities                   (Unaudited) Coupon     Maturity      Amount        Value
------------------------------------      ----------- ---------  ----------    -----------  ------------
DIVERSIFIED FINANCIAL SERVICES - 7.2% (Continued)
 MBNA Corp.                               BBB             5.000   06/15/2015  $  2,000,000  $  1,956,126
 Merrill Lynch & Co., Inc.                A+              6.875   11/15/2018     2,000,000     2,273,674
 Morgan Stanley Group, Inc.               A+              7.000   10/01/2013     1,000,000     1,129,459
 Morgan Stanley                           A+              6.750   10/15/2013     1,250,000     1,405,103
 Transamerica Capital II*                 A-              7.650   12/01/2026     2,500,000     2,759,178

ELECTRIC - 5.4%
 Commonwealth Edison Co.                  BBB+            6.950   07/15/2018     2,000,000     2,294,330
 Constellation Energy Grp., Inc           BBB             7.600   04/01/2032     2,000,000     2,349,148
 Duke Energy Corp.                        BBB             6.000   12/01/2028     2,750,000     2,752,877
 Hydro Quebec                             AAA             8.400   01/15/2022       300,000       408,910
 Indianapolis Power & Light               BBB-            7.050   02/01/2024     1,000,000     1,022,448
 Jersey Central Power & Light             BBB+            6.750   11/01/2025     1,500,000     1,513,995
 Ohio Power Co.                           BBB             6.375   07/15/2033     2,000,000     2,062,878
 Oklahoma Gas & Electric                  BBB+            7.300   10/15/2025     2,350,000     2,475,011
 Pepco Holdings, Inc.                     BBB             7.450   08/15/2032     2,000,000     2,311,410
 Potomac Electric Power                   A-              7.375   09/15/2025       500,000       530,043
 Reliant Energy HL&P                      BBB             9.150   03/15/2021     1,300,000     1,767,522
 Southern Power Co.                       BBB+            4.875   07/15/2015     2,000,000     1,948,498

ELECTRONICS - 1.8%
 Flextronics                              BB-             6.500   05/15/2013     2,750,000     2,811,875
 Koninklijke Philips Electronic           BBB+            7.250   08/15/2013     2,000,000     2,292,726
 Thomas & Betts Corp.                     BBB-            7.250   06/01/2013     2,000,000     2,140,326

ENGINEERING & CONSTRUCTION - 0.5%
 The Shaw Group, Inc.                     BB-            10.750   03/15/2010     2,000,000     2,100,000

ENVIRONMENTAL CONTROL - 0.5%
 Allied Waste North America               B+              7.375   04/15/2014     2,000,000     1,924,999

FOOD - 0.2%
 ConAgra Foods, Inc.                      BBB             9.750   03/01/2021       500,000       694,617

FOREST PRODUCTS & PAPER - 2.7%
 Bowater, Inc.                            BB              9.500   10/15/2012       700,000       789,615
 Champion International Corp.             BBB             7.350   11/01/2025     3,000,000     3,360,705
 Georgia-Pacific Corp.                    BB+             9.375   02/01/2013     2,000,000     2,355,000
 Tembec Industries, Inc.                  BB-             8.500   02/01/2011     2,000,000     2,090,000
 Weyerhaeuser Co.                         BBB             6.950   08/01/2017     1,955,000     2,204,155







ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
SEPTEMBER 30, 2004
------------------------------------------------

                                          S & P
                                          Credit
                                          Rating                               Principal
Fixed Income Securities                   (Unaudited) Coupon     Maturity      Amount        Value
------------------------------------     -----------  ---------  -----------  -----------   ------------
HEALTHCARE-SERVICES - 1.1%
 HCA, Inc.                                BB+             6.750   07/15/2013  $  2,000,000  $  2,126,200
 Radiologix, Inc.                         B              10.500   12/15/2008     2,100,000     2,173,500

HOLDING COMPANIES-DIVERSIFIED - 0.6%
 Leucadia National Corp.                  BB              7.000   08/15/2013     2,500,000     2,487,500

HOME BUILDERS - 2.2%
 Beazer Homes USA, Inc.                   BB              8.375   04/15/2012     1,500,000     1,657,499
 K Hovnanian Enterprises, Inc.            B+              8.875   04/01/2012     2,000,000     2,235,000
 KB Home                                  BB-             9.500   02/15/2011     2,250,000     2,503,125
 Standard-Pacific Corp.                   B+              9.250   04/15/2012     2,000,000     2,300,000

INSURANCE - 3.9%
 Allstate Corp./The                       A+              7.500   06/15/2013     1,000,000     1,188,874
 Cigna Corp.                              BBB             7.650   03/01/2023     1,500,000     1,741,515
 Cigna Corp.                              BBB             7.875   05/15/2027     1,000,000     1,204,959
 Continental Corp.                        BBB-            8.375   08/15/2012       600,000       681,529
 Hartford Financial Services              A-              7.300   11/01/2015     1,500,000     1,770,059
 Lincoln National Corp.                   A-              7.000   03/15/2018       891,000     1,038,710
 Lion Connecticut Holdings, Inc           A+              7.250   08/15/2023     1,000,000     1,152,481
 Lion Connecticut Holdings, Inc           A+              6.750   09/15/2013     1,000,000     1,103,748
 Loews Corp.                              A               8.875   04/15/2011     1,000,000     1,192,244
 MBIA, Inc.                               AA              9.375   02/15/2011       750,000       964,720
 Provident Cos, Inc.                      BB+             7.000   07/15/2018     2,500,000     2,456,250
 Travelers Property Casualty              BBB+            7.750   04/15/2026     1,000,000     1,199,613

INVESTMENT COMPANIES - 0.7%
 Credit Suisse First Boston USA           A+              6.125   11/15/2011     2,500,000     2,723,715

LEISURE TIME - 1.0%
 Brunswick Corp.                          BBB+            7.375   09/01/2023       975,000     1,146,121
 Royal Carribean Cruises Ltd.             BB+             8.750   02/02/2011     2,500,000     2,918,750









ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
SEPTEMBER 30, 2004
------------------------------------------------

                                          S & P
                                          Credit
                                          Rating                               Principal
Fixed Income Securities                   (Unaudited) Coupon     Maturity      Amount        Value
--------------------------------          ----------  ---------  -----------  -----------   ------------
LODGING - 4.7%
 Aztar Corp.                              B+              9.000   08/15/2011  $  2,100,000  $  2,325,749
 Boyd Gaming Corp.                        B+              7.750   12/15/2012     2,010,000     2,155,725
 Caesars Entertainment, Inc.              BB-             9.375   02/15/2007       500,000       557,500
 Caesars Entertainment, Inc.              BB-             8.875   09/15/2008       500,000       570,000
 Hilton Hotels Corp.                      BBB-            7.200   12/15/2009     1,500,000     1,691,250
 ITT Corp.                                BB+             7.375   11/15/2015     2,000,000     2,180,000
 Mandalay Resort Group                    BB-            10.250   08/01/2007     1,500,000     1,702,500
 Mandalay Resort Group                    BB-             7.625   07/15/2013       450,000       477,000
 Mirage Resorts, Inc.                     BB+             7.250   08/01/2017     3,000,000     3,067,500
 MTR Gaming Group Inc.                    B+              9.750   04/01/2010     1,750,000     1,907,500
 Station Casinos, Inc.                    B+              6.875   03/01/2016     2,000,000     2,055,000

MACHINERY-DIVERSIFIED - 0.5%
 Clark Equipment Co.                      BBB+            8.000   05/01/2023       500,000       597,696
 Deere & Co.                              A-              8.950   06/15/2019     1,000,000     1,197,259

MEDIA - 5.0%
 ABC, Inc.                                BBB+            8.750   08/15/2021     1,242,000     1,525,390
 CBS Corp.                                A-              8.625   08/01/2012       750,000       926,291
 Comcast Cable Communications             BBB             7.125   06/15/2013     1,000,000     1,131,004
 Comcast Cable Communications             BBB             8.875   05/01/2017     1,000,000     1,277,029
 COX Communications, Inc.                 BBB             6.850   01/15/2018     1,250,000     1,270,546
 COX Enterprises, Inc.*                   BBB             7.375   07/15/2027     1,000,000     1,000,383
 CSC Holdings, Inc.                       BB-             7.625   04/01/2011     2,000,000     2,107,500
 Echostar DBS Corp.*                      BB-             6.625   10/01/2014     2,000,000     1,987,500
 News America Holdings                    BBB-            8.000   10/17/2016     1,000,000     1,222,641
 News America Holdings                    BBB-            8.250   08/10/2018     1,000,000     1,235,700
 Rogers Cable, Inc.                       BBB-            6.250   06/15/2013     2,000,000     1,960,000
 Time Warner Cos., Inc.                   BBB+            9.125   01/15/2013     1,000,000     1,252,039
 Time Warner Cos., Inc.                   BBB+            7.250   10/15/2017     1,000,000     1,129,410
 Turner Broadcasting System               BBB+            8.375   07/01/2013       750,000       904,355
 Walt Disney Co.                          BBB+            6.300   01/25/2022     1,000,000       978,640

MINING - 1.9%
 Alcan, Inc.                              A-              7.250   03/15/2031     1,000,000     1,190,227
 Alcoa, Inc.                              A-              6.500   06/15/2018     2,500,000     2,876,463
 BHP Finance USA Ltd.                     A+              7.250   03/01/2016     1,000,000     1,195,332
 CRA Finance Ltd.                         A+              7.125   12/01/2013       500,000       580,108
 Placer Dome, Inc.                        BBB+            7.750   06/15/2015     1,500,000     1,801,139






ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
SEPTEMBER 30, 2004
------------------------------------------------

                                          S & P
                                          Credit
                                          Rating                               Principal
Fixed Income Securities                   (Unaudited) Coupon     Maturity      Amount        Value
---------------------------------         ----------  ---------  -----------   -----------  ------------
MORTGAGE BACKED - 1.6%
 Ginnie Mae                               AAA             5.500   07/20/2033  $  1,415,393  $  1,440,252
 Ginnie Mae                               AAA             5.500   06/20/2034     1,979,047     2,012,754
 Ginnie Mae                               AAA             5.500   07/15/2034       993,860     1,012,656
 Ginnie Mae                               AAA             5.500   07/20/2034     1,987,923     2,021,781

OIL & GAS - 6.1%
 Burlington Resources, Inc.               BBB+            9.125   10/01/2021       700,000       938,305
 Burlington Resources, Inc.               BBB+            8.200   03/15/2025       750,000       951,173
 ConocoPhillips                           A-              6.650   07/15/2018     1,000,000     1,148,745
 ConocoPhillips                           A-              7.125   03/15/2028     1,000,000     1,079,306
 Husky Oil Co.                            BBB             7.550   11/15/2016     2,000,000     2,376,700
 Kerr-McGee Corp.                         BBB             7.000   11/01/2011     2,200,000     2,206,257
 Louisiana Land & Exploration             BBB+            7.625   04/15/2013     1,000,000     1,182,709
 Louisiana Land & Exploration             BBB+            7.650   12/01/2023       750,000       892,572
 Noble Drilling Corp.                     A-              7.500   03/15/2019     2,000,000     2,364,110
 Norsk Hydro ASA                          A               9.000   04/15/2012     2,250,000     2,854,314
 Ocean Energy, Inc.                       BBB             7.500   09/15/2027     2,000,000     2,275,784
 Parker Drilling Co.                      B-             10.125   11/15/2009       356,000       377,805
 Pride International, Inc.*               BB-             7.375   07/15/2014     2,070,000     2,297,700
 Transocean, Inc.                         A-              7.375   04/15/2018     2,000,000     2,371,086
 USX Corp.                                BBB+            9.375   02/15/2012       750,000       969,152

PHARMACEUTICALS - 1.2%
 Biovail Corp.                            BB-             7.875   04/01/2010     2,000,000     2,040,000
 Wyeth                                    A               6.450   02/01/2024     2,500,000     2,563,855

PIPELINES - 0.2%
 Nova Gas Transmission                    A-              7.875   04/01/2023       600,000       744,701

RETAIL - 2.4%
 Autozone, Inc.                           BBB+            5.500   11/15/2015     2,500,000     2,395,597
 Darden Restaurants, Inc.                 BBB+            7.125   02/01/2016     2,000,000     2,313,126
 May Department Stores Co./The            BBB             8.300   07/15/2026     2,000,000     2,181,484
 McDonald's Corp.                         A-              7.310   09/15/2027     2,500,000     2,680,150

SEMICONDUCTORS - 1.0%
 Amkor Technology, Inc.                   B               7.750   05/15/2013     1,500,000     1,229,999
 Applied Materials, Inc.                  A-              7.125   10/15/2017     2,500,000     2,925,105






ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
SEPTEMBER 30, 2004
------------------------------------------------

                                          S & P
                                          Credit
                                          Rating                               Principal
Fixed Income Securities                   (Unaudited) Coupon     Maturity      Amount        Value
------------------------------------     -----------  ---------  -----------  ------------  ------------
TELECOMMUNICATIONS - 5.2%
 Bell Canada                              A               9.500   10/15/2010  $  2,250,000  $  2,852,421
 Bellsouth Capital Funding                A               7.875   02/15/2030     1,000,000     1,208,064
 Deutsche Telekom International           BBB+            8.500   06/15/2010       750,000       898,941
 GCI, Inc.                                B+              7.250   02/15/2014     2,000,000     1,960,000
 GTE Corp.                                A+              6.840   04/15/2018     1,000,000     1,104,575
 GTE Corp.                                A+              8.750   11/01/2021     1,500,000     1,889,871
 Motorola, Inc.                           BBB             7.625   11/15/2010     1,250,000     1,462,784
 Nextel Communications, Inc.              BB              5.950   03/15/2014     2,000,000     1,960,000
 Pacific Bell                             A               6.875   08/15/2023     1,000,000     1,016,302
 Rogers Cantel, Inc.                      BB+             9.750   06/01/2016     1,000,000     1,116,250
 Rogers Wireless Comm., Inc.              BB+             6.375   03/01/2014     1,500,000     1,380,000
 Southwestern Bell Telephone              A               6.625   09/01/2024     1,000,000     1,010,494
 Sprint Corp.-FON Group                   BBB-            9.250   04/15/2022     2,100,000     2,714,548

TRANSPORTATION - 3.1%
 Burlington Northern, Inc.                BBB+            8.750   02/25/2022     1,500,000     1,937,549
 FedEx Corp.                              BBB+            7.630   01/01/2015     1,000,000     1,099,630
 FedEx Corp.                              BBB+            8.760   05/22/2015       750,000       886,725
 Gulfmark Offshore, Inc.*                 BB-             7.750   07/15/2014     1,500,000     1,518,750
 Ship Finance International Ltd           B               8.500   12/15/2013     2,250,000     2,238,750
 Stagecoach Group Plc                     BBB-            8.625   11/15/2009       500,000       584,008
 Teekay Shipping Corp.                    BB-             8.875   07/15/2011     2,250,000     2,545,313
 Union Pacific Corp.                      BBB             8.350   05/01/2025     1,500,000     1,604,535

TRUCKING & LEASING - 0.5%
 Interpool, Inc.                          B+              7.350   08/01/2007     2,000,000     2,010,000

U.S. GOVERNMENT - 0.3%
 U.S. Treasury                                            4.000   11/15/2012     1,000,000     1,004,844

U.S. GOVERNMENT AGENCIES - 11.3%
 Fannie Mae                               AAA             5.400   05/14/2018     3,000,000     2,964,375
 Fannie Mae                               AAA             5.660   08/06/2018     1,000,000     1,006,875
 Fannie Mae                               AAA             6.000   09/20/2019     2,000,000     2,013,750
 Fannie Mae                               AAA             6.000   02/26/2024     2,000,000     1,998,125
 Fannie Mae                               AAA             6.500   06/28/2024     1,500,000     1,512,188
 Fannie Mae                               AAA             6.000   09/20/2024     3,000,000     3,007,500
 Federal Home Loan Bank System            AAA             6.000   09/11/2017       333,333       333,437
 Federal Home Loan Bank System            AAA             5.700   10/16/2017     1,800,000     1,800,563
 Federal Home Loan Bank System            AAA             5.730   02/20/2018     2,000,000     2,000,625
 Federal Home Loan Bank System            AAA             5.450   04/16/2018     2,000,000     2,000,625
 Federal Home Loan Bank System            AAA             5.600   04/30/2018     2,000,000     2,000,625
 Federal Home Loan Bank System            AAA             5.400   05/21/2018     2,000,000     1,961,875









ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
SEPTEMBER 30, 2004
------------------------------------------------

                                          S & P
                                          Credit
Fixed Income Securities and               Rating                               Principal
Repurchase Agreement                      (Unaudited) Coupon     Maturity      Amount        Value
--------------------------------------    ----------  ---------  -----------  -----------   ------------
U.S. GOVERNMENT AGENCIES - 11.3% (Continued)
 Federal Home Loan Bank System            AAA             5.000   05/25/2018  $  1,000,000  $    950,625
 Federal Home Loan Bank System            AAA             5.050   06/18/2018     2,500,000     2,414,844
 Federal Home Loan Bank System            AAA             5.080   07/16/2018     1,000,000       980,313
 Federal Home Loan Bank System            AAA             5.650   03/11/2019     3,000,000     3,022,500
 Freddie Mac                              AAA             5.500   01/27/2014     3,000,000     3,025,494
 Freddie Mac                              AAA             5.000   03/27/2018     5,000,000     4,949,215
 Freddie Mac                              AAA             6.000   12/17/2018     1,500,000     1,507,046
 Freddie Mac                              AAA             6.000   02/26/2019     1,000,000     1,000,371
 Freddie Mac                              AAA             5.500   03/18/2019     2,500,000     2,509,550
 Freddie Mac                              AAA             6.500   06/14/2024     2,000,000     2,066,294

WATER  - 0.5%
 United Utilities PLC                     BBB+            5.375   02/01/2019     2,000,000     1,967,692
                                                                                             -----------
TOTAL FIXED INCOME SECURITIES - 93.3%
 (Cost $350,534,427)                                                                         371,637,278

TOTAL PREFERRED STOCK - 3.9%
 ABN AMRO Capital Fund VII                A               6.080                     80,000     1,941,600
 Citigroup Capital IX                     A               6.000   02/14/2033        75,800     1,879,840
 Fleet Capital Trust IX                   A-              6.000   08/01/2033        69,700     1,729,257
 Georgia Power Co.                        A               6.000   10/15/2033        60,100     1,471,248
 Household Finance Corp.                  A               6.000   11/30/2033        80,000     1,956,000
 Morgan Stanley Capital Trust V           A+              5.750   07/15/2033        80,000     1,880,000
 National Rural Util Coop Fin.            BBB+            6.100   02/01/2044        80,000     1,978,400
 PLC Capital Trust V                      BBB+            6.125   01/27/2034        40,000       971,600
 Wells Fargo Capital IX                   A               5.625   04/08/2034        80,000     1,872,800
 (Cost $16,230,295)

REPURCHASE AGREEMENT - 1.0%
 Fifth Third Bank, 1.70%, 10/1/04,
 dated 9/30/04, with maturity value of
 $3,893,784 (Collateralized by $3,893,600
 various Fannie Mae obligations, 4.5%-7.5%,
  1/1/12-4/1/19, market value $3,971,230)                                        3,893,600     3,893,600
                                                                                             -----------
TOTAL INVESTMENTS IN SECURITIES - 98.2%
 (Cost $370,658,322)                                                                         391,211,623

OTHER ASSETS LESS LIABILITIES - 1.8%                                                           7,200,361
                                                                                             -----------
TOTAL NET ASSETS - 100.0%                                                                   $398,411,984
                                                                                             ===========


* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At September 30, 2004,the aggregate market value of these securities amounted to $12,952,777 or 3.25% of net assets.



ADVANCE CAPITAL I, INC. - CORNERSTONE STOCK FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2004
------------------------------------------------



Common Stock                         Shares     Value          Common Stock                         Shares     Value
-------------------------------      ---------  ------------   ------------------------------       ---------  ------------
AEROSPACE / DEFENSE - 1.0%                                     FOOD - 1.6%
 United Technologies Corp.               5,100  $    476,238    Sysco Corp.                            11,300  $    338,096
                                                                WM Wrigley Jr. Co.                      7,100       449,501
BANKS - 2.8%
 Bank of America Corp.                  10,800       467,964   HEALTHCARE-PRODUCTS - 7.1%
 Fifth Third Bancorp                     7,500       369,150    Biomet, Inc.                            9,300       435,984
 Wells Fargo & Co.                       9,000       536,670    Boston Scientific Corp.*               10,900       433,057
                                                                Guidant Corp.                           6,600       435,864
BEVERAGES - 3.1%                                                Johnson & Johnson                      15,700       884,381
 Anheuser-Busch Cos., Inc.               8,850       442,058    Medtronic, Inc.                         9,600       498,240
 Coca-Cola Co./The                      14,600       584,730    Stryker Corp.                           9,600       461,568
 PepsiCo, Inc.                           9,600       467,040    Zimmer Holdings, Inc.*                  4,000       316,160

BIOTECHNOLOGY - 2.0%                                           HEALTHCARE-SERVICES - 1.3%
 Amgen, Inc.*                           10,700       607,867    UnitedHealth Group, Inc.                8,600       634,164
 Genzyme Corp.*                          7,100       386,311
                                                               INSURANCE - 3.7%
COMMERCIAL SERVICES - 1.5%                                      AMBAC Financial Group, Inc.             3,500       279,825
 Apollo Group, Inc.*                     5,500       403,535    American International Group           11,487       781,001
 Paychex, Inc.                          11,200       337,680    Berkshire Hathaway, Inc.*                   5       433,250
                                                                Marsh & McLennan Cos., Inc.             7,000       320,320
COMPUTERS - 5.5%
 Dell, Inc.*                            26,800       954,080   INTERNET - 3.0%
 IBM Corp.                              11,000       943,140    eBay, Inc.*                             6,900       634,386
 Lexmark International, Inc.*            5,400       453,654    Iac/InterActiveCorp*                   13,200       290,664
 Network Appliance, Inc.*               13,500       311,175    Symantec Corp.*                         9,800       537,824

COSMETICS/PERSONAL CARE - 2.4%                                 LEISURE TIME - 0.9%
 Gillette Co./The                       11,000       459,140    Harley-Davidson, Inc.                   7,300       433,912
 Procter & Gamble Co.                   13,200       714,384
                                                               MEDIA - 3.4%
DIVERSIFIED FINANCIAL SERVICES - 5.7%                           Clear Channel Communications           10,700       333,519
 Citigroup, Inc.                        24,066     1,061,792    Comcast Corp.*                         13,000       362,960
 Bear Stearns Cos., Inc./The             4,400       423,148    Comcast Corp.*                          2,500        70,600
 Capital One Financial Corp.             2,000       147,800    Time Warner, Inc.*                     26,450       426,903
 JP Morgan Chase & Co.                  13,284       527,773    Walt Disney Co.                        20,700       466,785
 MBNA Corp.                             13,100       330,120
 Morgan Stanley                          5,400       266,220   MISCELLANEOUS MANUFACTURING - 5.4%
                                                                3M Co.                                  6,300       503,811
ENTERTAINMENT - 1.0%                                            General Electric Co.                   47,400     1,591,692
 International Game Technology          13,300       478,135    Illinois Tool Works, Inc.               5,600       521,752

                                                               OIL & GAS - 3.9%
                                                                ChevronTexaco Corp.                    10,400       557,856
                                                                Exxon Mobil Corp.                      27,444     1,326,369






ADVANCE CAPITAL I, INC. - CORNERSTONE STOCK FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2004
------------------------------------------------



Common Stock                         Shares     Value          Common Stock                         Shares     Value
-------------------------------      ---------  ------------   -----------------------------        ---------  ------------
PHARMACEUTICALS - 9.1%                                         SOFTWARE - 8.3%
 Abbott Laboratories                    11,100  $    470,196    Adobe Systems, Inc.                     7,500  $    371,025
 Allergan, Inc.                          5,100       370,005    Automatic Data Processing              11,700       483,444
 Barr Pharmaceuticals, Inc.*             6,150       254,795    Electronic Arts, Inc.*                  9,100       418,509
 Eli Lilly & Co.                         7,100       426,355    First Data Corp.                       11,600       504,600
 Express Scripts, Inc.*                  4,100       267,894    Microsoft Corp.                        55,100     1,523,515
 Forest Laboratories, Inc.*              7,800       350,688    Oracle Corp.*                          45,500       513,240
 Gilead Sciences, Inc.*                 15,400       575,652    Veritas Software Corp.*                14,200       252,760
 Medco Health Solutions, Inc.*             841        25,987
 Merck & Co., Inc.                      11,800       389,400   TELECOMMUNICATIONS - 4.5%
 Pfizer, Inc.                           31,975       978,435    Cisco Systems, Inc.*                   54,100       979,210
 Wyeth                                   8,200       306,680    Qualcomm, Inc.                         20,300       792,512
                                                                Verizon Communications, Inc.           11,046       434,991
RETAIL - 9.7%
 Bed Bath & Beyond, Inc.*                9,700       359,967   TEXTILES - 0.9%
 Best Buy Co., Inc.                      8,900       482,736    Cintas Corp.                           11,000       462,440
 Home Depot, Inc.                       13,600       533,120
 Kohl's Corp.*                           7,100       342,149   TRANSPORTATION - 1.1%
 Lowe's Cos., Inc.                       9,400       510,890    United Parcel Service, Inc.             6,800       516,256
 Starbucks Corp.*                       11,000       500,060
 Target Corp.                            3,200       144,800   U.S. GOVERNMENT AGENCIES - 1.8%
 TJX Cos., Inc.                         17,700       390,108    Fannie Mae                              7,100       450,140
 Walgreen Co.                           11,900       426,377    Freddie Mac                             6,300       411,012
 Wal-Mart Stores, Inc.                  19,300     1,026,760                                                     ----------
                                                               TOTAL COMMON STOCK - 99.3%
SEMICONDUCTORS - 8.6%                                           (Cost $50,720,733)                               48,354,933
 Analog Devices, Inc.                    9,200       356,776
 Applied Materials, Inc.*               27,700       456,773   REPURCHASE AGREEMENT - 0.1%
 Intel Corp.                            55,800     1,119,348    Fifth Third Bank, 1.70%, 10/1/04,
 Kla-Tencor Corp.*                       8,200       340,136    dated 9/30/04, with maturity value of
 Linear Technology Corp.                11,700       424,008    $30,094 (Collateralized by $30,093
 Maxim Integrated Products               9,600       405,984    Fannie Mae obligation, 4.50%,
 QLogic Corp.*                           9,500       282,245    7/1/18, market value $30,695)      $   30,093        30,093
 Texas Instruments, Inc.                23,600       502,208                                                     ----------
 Xilinx, Inc.                           11,500       310,500   TOTAL INVESTMENTS IN SECURITIES - 99.4%
                                                                (Cost $50,750,826)                               48,385,026

                                                               OTHER ASSETS LESS LIABILITIES - 0.6%                 296,094
                                                                                                                 ----------
                                                               TOTAL NET ASSETS - 100.0%                       $ 48,681,120
                                                                                                                 ==========




* Securities are non-income producing
ADR - American Depositary Receipts

Item 2. Controls and Procedures.
(a) Based on his evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and treasurer has concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

[See General Instruction F]

      Pursuant to the requirements of the Securities Exchange
Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Advance Capital I, Inc.

/S/ Robert J. Cappelli
-------------------------------------------
Robert J. Cappelli, President & Treasurer

Date:  November 23, 2004


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



/S/ Robert J. Cappelli
-----------------------------------------
Robert J. Cappelli, President & Treasurer

Date:  November 23, 2004



/S/ Christopher M. Kostiz
-----------------------------------------
Christopher M. Kostiz, Vice President

Date:  November 23, 2004